UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/13

Item 1.  Reports to Stockholders.

The giralda fund™

SEMI-ANNUAL REPORT

December 31, 2013

Ticker Symbol

Manager Shares – GDAMX

Class I Shares - GDAIX

1-855-GIRALDA

www.thegiraldafund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Giralda Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

December 31, 2013

Dear Shareholders,

This report covers the performance of The Giralda Fund (the “Fund”) over the six-month period ended December 31, 2013, supplementing our latest Annual Report of June 30, 2013. We also discuss results for the full calendar year 2013, describe recent portfolio activities, and provide our outlook for 2014.

Performance Review

The Fund continued to participate in the U.S. equity market’s upswing since the beginning of 2013. The net total return for the last six months of 2013 was 16.2% for the Manager share class (GDAMX), and 15.6% for the Institutional share class (GDAIX).For the full year 2013, the returns were 28.6% and 27.3% for GDAMX and GDAIX, respectively.

The table below provides context for the Fund’s performance by showing the total return results for the S&P 500 Index, the Dow Jones Industrial Average, and several more-relevant indexes that represent risk-managed exposure to the domestic equity market. Since risk management was, in retrospect, not necessary during the time since the Fund’s inception, a meaningful test of Fund performance to date is to measure whether it is providing its risk management to shareholders at an economical cost, i.e., with minimal performance drag. Accordingly, the table also includes the results of several other investment products whose stated objectives are similar to the Fund’s — that is, to provide risk-managed equity exposure.

	Total Return - Annualized as of 12/31/2013
Indices and Products	Last 6 mos.*	Last 12 mos.	Last 18 mos.	Last 24 mos.	Since 7/19/2011**
Equity Indices
S&P 500 INDEX	16.3%	32.4%	25.3%	23.9%	17.0%
DJIA INDEX	12.5%	29.7%	21.4%	19.6%	14.9%
Risk Managed Equity Indices
MSCI USA MIN VOL STOCK INDEX	10.6%	25.3%	17.6%	18.0%	16.1%
S&P 500 DAILY RISK CONTROL 15% INDEX	20.1%	39.3%	29.2%	24.1%	14.5%
S&P DYNAMIC VEQTOR INDEX	5.0%	14.3%	8.9%	8.8%	12.7%
S&P 500 LOW VOLATILITY INDEX	8.3%	23.6%	16.7%	16.8%	16.0%
Risk Managed Equity Products
Average of peer group products	10.3%	19.3%	13.8%	12.1%	8.0%
Giralda Fund Manager class (GDAMX)	16.2%	28.6%	19.7%	18.4%	9.1%
Giralda Fund Institutional class (GDAIX)	15.6%	27.3%	18.5%	17.2%	8.0%

Source: Bloomberg
* Not annualized
** Inception date - Giralda

Based on the performance comparison in the table on page 1*(see Risk Managed Equity Products at the bottom of the table), we are pleased to report that the Fund has continued to deliver its risk-managed exposure to the US large-cap equity market in a very competitive and cost-effective manner. Please also note that the Fund’s objective is to provide long-term capital appreciation and explicit risk management against both bear markets and market crashes — a goal generally more ambitious than those of the other products listed.

A graphical presentation of the peer group comparison from the above table is shown below:

As previously noted, we continually monitor the evolution of available “tail risk hedges” — the devices designed to provide protection against sudden and severe market crashes.  Over time, the pool of such strategies has become more diverse and more efficient, thereby offering protection using different methods while having greater stability during normal markets.  Over the last six months we have made our portfolio of tail risk hedges more efficient by not renewing one of the strategies whose contract matured during the period and instead increasing the size of one of the remaining strategies.  As always, we will evaluate new tail risk offerings as they become available and will make further incremental improvements as we deem appropriate.

*	The performance quoted in the table represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The S&P 500 is an unmanaged market-capitalization-weighted index which comprises 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. The Fund’s total annual operating expense ratio is 1.43% for both Class I and Manager Class shares, per the October 28, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-GIRALDA or visit our website, www.thegiraldafund.com. The peer group was compiled based on the investment objectives and strategy descriptions of liquid exchange-listed products (mutual funds, ETFs, ETNs) whose stated goal is to provide limited-volatility exposure and/or limited-downside exposure to the domestic equity market. (See Disclosures beginning on page 4.)

As in certain prior periods, we purchased equity put options on a tactical basis during the last six months. On this occasion, we did so to provide extra protection against an adverse market reaction to the Federal debt ceiling debates in the last half of 2013. Those puts have since expired.

Investment Outlook

The US economy is continuing its ascent. GDP growth remains in the 2-3% range, inflation is low and steady, unemployment has dipped below 7%, manufacturing and service sectors are expanding, and housing is continuing its recovery. US corporations appear healthy. Valuation levels for domestic large-cap equities have normalized to pre-recession levels. Spreads on corporate bonds are low and stable — a sign of the market’s confidence in companies’ fiscal health. Corporations are starting to invest their stockpile of cash — a harbinger of future growth and increased employment. After the above-average run-up in equities over the last two years, a correction in 2014 is certainly possible. At the same time, the fundamentals for the equity markets continue to be positive.

Since the Fund’s inception, we have not seen the extended bear market, nor the catastrophic crash, against which the Fund is explicitly designed to provide protection. As we’ve said from the start, the true worth of this protection can be evaluated only over several market cycles. Particularly since we have been able to deliver the protection in a very cost-effective manner with minimal performance drag during periods when it, in retrospect, was not needed, we believe that the Fund continues to represent a prudent core equity holding within a diversified portfolio.

Thank you for your confidence and support. It is a privilege to serve you.

Sincerely,

Jerry Miccolis	Marina Goodman	Jeremy T. Welther
Portfolio Manager	Portfolio Manager	Portfolio Manager

Disclosures:

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Relevant information concerning each risk-managed equity index and each fund in the peer group is provided in the following tables.

Indexes
Description	Objective	Ticker	Links
MSCI USA MIN VOL STOCK INDEX	The MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid-cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI USA Index.	M00IMV$T Index	http://www.msci.com/resources/fa ctsheets/index_fact_sheet/msci-usa- minimum-volatility-index-gross.pdf
S&P 500 DAILY RISK CONTROL 15% INDEX	S&P 500 Risk Control™ Indices rely on the existing S&P 500 methodology and overlay mathematical algorithms to control the index risk profiles at specific volatility targets. The indices dynamically rebalance exposure to maintain 5%,10%, 12%, or 15% volatility targets.	SPXT15UT Index	http://us.spindices.com/indices/str ategy/sp-500-daily-risk-control-15- usd-total-return-index
S&P DYNAMIC VEQTOR INDEX	The S&P 500® Dynamic VEQTOR Index dynamically allocates long-only exposure between the S&P 500, the S&P VIX® Short-Term Futures Index, and cash in order to measure broad equity market exposure with an implied volatility hedge. The index mitigates risk between equity and volatility and helps hedge downside protection in volatile markets.	SPVQDTR Index	http://us.spindices.com/indices/str ategy/sp-500-dynamic-veqtor-index- total-return
S&P 500 LOW VOLATILITY INDEX	The S&P 500 Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The index benchmarks low volatility or low variance strategies for the US stock market. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights.	SP5LVIT Index	http://us.spindices.com/indices/str ategy/sp-500-low-volatility-index

		Total Return - Annualized as of 12/31/2013
Product	Symbol	Last 6 months*	Last 12 months	Last 18 months	Last 24 months	Since 7/19/2011**
ALP/GS Risk-Adjusted Return	GSRA	10.8%	30.2%
AQR Risk Parity Fund	AQRIX	5.7%	0.1%	6.1%	7.0%	4.2%
Armour Tactical Flex Fund	ARMFX	13.4%
Aspiriant Risk-Managed Global Equity Fund	RMEAX	9.5%
Barclays ETN+ S&P Veqtor ETNs	VQT	4.3%	13.0%	7.9%	7.7%	11.9%
BlackRock Managed Volatility Inverse A	PCBAX	9.0%	11.5%	12.5%	11.7%	6.2%
CMG Global Equity	GEFAX	10.8%
DIREXION S&P 500 Dynamic Rebalancing Risk Control Volatility Response	VSPY	15.6%	30.1%	24.8%
Eaton Vance Risk-Managed Diversified Equity Income Fund	ETJ	8.7%	19.5%	18.0%	15.4%	7.1%
Eaton Vance Risk-Managed Equity Option Fund	EROAX	10.6%	16.6%	12.1%	10.1%	6.1%
Good Harbor US Tactical Core	GHUIX	13.1%	21.1%
Granite Harbor Tactical Fund	GHTFX	9.3%	13.9%	11.1%	8.9%
Huntington US Equity Rotation	HUSE	17.5%	34.8%
ICON Risk-Managed Equity-Z	IOCZX	5.6%	14.5%	12.4%	11.3%	6.8%
Ironclad Managed Risk	IRONX	6.4%	10.6%	8.6%	9.1%	8.4%
iShares MSCI USA Min Volatility	USMV	10.5%	25.1%	17.4%	17.7%
KCM Macro Trends R-1	KCMTX	18.7%	32.1%	22.6%	20.0%	7.7%
Navigator Equity Hedged - A	NAVAX	8.9%	11.4%	7.2%	6.2%	0.9%
Powershares Downside Hedged Portfolio	PHDG	4.2%	13.2%
Powershares S&P 500 Low Volatility Portfolio	SPLV	8.0%	23.2%	16.4%	16.4%	15.7%
Schooner Fund	SCNAX	6.2%	17.0%	8.9%	8.7%	7.9%
SPDR Russell 1000 Low Volatility ETF	LGLV	11.5%
VelocityShares Equal Weighted Large Cap ETF	ERW
VelocityShares Tail Risk Hedged Large Cap ETF	TRSK	11.4%
VelocityShares Volatility Hedged Large Cap ETF	SPXH	13.4%
Virtus Premium AlphaSector	VAPIX	15.1%	29.6%	21.7%	19.6%	12.8%
	Average	10.3%	19.3%	13.8%	12.1%	8.0%

Source: Bloomberg

* Not annualized

** Inception date - Giralda

Mutual Funds / ETFs / ETNs
Description	Objective	Type	Ticker	Expense Ratio*
ALP/GS Risk-Adjusted Return	Tracks an index that is designed to reflect the performance of an index of US stocks anticipated to have the highest risk-adjusted returns using 12-month price targets for the stocks in the Russell 1000 Index.	ETF	GSRA	0.55%
AQR Risk Parity fund	The Fund invests across a wide variety of global markets, including: developed and emerging market equities, fixed income, currencies, global credit markets (corporate, government, and mortgage) and commodities. The Fund will incorporate drawdown control, stress testing, and volatility targeting to help manage risk while implementing the strategy.	Mutual Fund	AQRIX (Class I shares) AQRNX (Class N shares)	0.95% 1.20%
Armour Tactical Flex	Armour Tactical Flex Fund is an open-end fund incorporated in the USA. The objective is long- term capital appreciation. The Fund invests primarily in ETFs using a proprietary tactical strategy that seeks to quantify opportunity and risk more effectively by applying quantitative metrics that are not limited as to investment philosophy, security type, asset class, or industry sector.	Mutual Fund	ARMFX	1.75%
Aspiriant Risk- Managed Global Equity Advisor	In pursuing its investment objective, the Fund seeks to reduce the volatility of its net asset value relative to the MSCI ACWI All Cap Index (the “Index”), protect the value of its assets against periods of severe market stress (often referred to as “tail risk”), and increase its return through systematic strategies. The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.	Mutual Fund	RMEAX (Class A shares) RMEIX (Class I shares)	1.76% 2.26%
Barclays ETN+ S&P Veqtor ETNs	The Barclays ETN+ S&P VEQTOR ETNs are ETNs issued linked to the performance of the S&P 500 Dynamic VEQTOR Total Return Index. The Index seeks to provide investors with broad equity market exposure with an implied volatility hedge by dynamically allocating its notional investments among three components: equity, volatility and cash. Equity component is S&P 500 and volatility is S&P 500 VIX short-term futures index.	ETN	VQT	0.95%
BlackRock Managed Volatility Inverse I	The Fund incorporates a volatility control process that seeks to reduce risk when portfolio volatility is expected to deviate from the Fund’s targeted total return volatility of 10% over a one-year period.	Mutual Fund	PCBAX (Class A shares) BRBCX (Class C shares) PBAIX (Class I shares)	1.14% 1.83% 0.87%
CMG Global Equity - A	The Fund seeks long-term total return with less volatility than global equity markets in general. The Fund is designed to reduce the portfolio’s risk profile by utilizing a sub-adviser to identify periods of high risk in global equity markets and hedging equity exposure by investing in liquid equity index future contracts (“Active Volatility Management”).	Mutual Fund	GEFAX (Class A shares) GEFIX (Class I shares)	2.4% 1.81%
DIREXION S&P 500 Dynamic Rebalancing Risk Control Volatility Response Shares	15% Target volatility. Please refer to fact sheet for details. Tracks S&P 500 Dynamic Rebalancing Risk Control Index. Follows a quantitative rules-based equity index that seeks to mitigate risk by dynamically changing total equity exposure based on volatility signals.	ETF	VSPY	0.45%
Eaton Vance Risk-Managed Diversified Equity Income Fund	The Fund invests in a diversified portfolio of common stocks and purchases out-of-the-money; short-dated S&P 500 index put options and sells out-of-the-money S&P 500 Index call options of the same term as the put options with roll dates that are staggered across the options portfolio. The Fund evaluates returns on an after-tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.	ETF	ETJ	1.09%
EATON VANCE Risk-Managed Equity Option Fund	Fund managers write S&P 500 Index call options to generate premium income and purchase index put options to help cushion returns in down markets. Fundamental research governs the buy/sell decisions made at the individual stock level. Management seeks to reduce the impact of taxes on income and gains.	Mutual Fund	EROAX (Class A shares) EROCX (Class C shares) EROIX (Class I shares)	1.50% 2.25% 1.25%
Good Harbor US Tactical Core	The long-only strategy seeks to outperform the Standard and Poor’s 500 Total Return (“SP500TR”) Index by allocating investments tactically across various asset classes, including US stocks, bonds and money market instruments. The strategy is not restricted to a minimum percentage in either stocks or bonds.	Mutual Fund	GHUAX (Class A shares) GHUCX (Class C shares) GHUIX (Class I shares)	1.40% 2.15% 1.15%
Granite Harbor Tactical	Investment Objective: The Fund seeks long-term capital appreciation and Income with lower volatility as compared to U.S. equity and fixed income markets.	Mutual Fund	GHTFX	3.13%
Huntington US Equity Rotation	This ETF may be appropriate for long-term investors looking for a unique approach to pursuing capital appreciation. It may provide an important overlay to the investor’s portfolio as the advisors seek to enhance performance through emphasizing the market sectors and segments believed most promising.	ETF	HUSE	0.95%
ICON Risk-Managed Equity -Z	To pursue the Fund’s investment objective the Fund will normally invest in equity securities traded in U.S. markets, options on equity securities and securities indices. The Fund may also purchase exchange traded funds and other derivatives. Equity securities the Fund may invest in include common stocks and preferred stocks of companies of any market capitalization.	Mutual Fund	IOCZX (Class S shares) IOCAX (Class A shares) IOCCX (Class C shares)	1.21% 1.47% 2.22%
Ironclad Managed Risk	Under normal circumstances, the Fund’s primary strategy consists of selling covered put options on Exchange Traded Funds (“ETFs”) and equity indexes. The sale of covered put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected. The Fund retains the income collected during market advances. The Advisor seeks to manage the risk of the equity exposure in the portfolio by generating income that reduces the impact of market declines.	Mutual Fund	IRONX	1.25%
iShares MSCI USA Min Volatility	The iShares MSCI USA Minimum Volatility ETF seeks to track the investment results of an index composed of U.S. equities that, in aggregate, have lower volatility characteristics relative to the broader U.S. equity market. The Underlying Index measures the performance of equity securities in the top 85% by market capitalization of equity securities listed on the stock exchanges in the U.S. that in aggregate have lower volatility.	ETF	USMV	0.15%
KCM Macro Trends Fund	The long-term growth of capital, and the management of volatility and market risk. We believe strong, long-term investment results are best achieved through the avoidance of major losses and the compounding of reasonable gains.	Mutual Fund	KCMTX (Class R-1 Shares) KCMBX (Class R-2 Shares)	1.60% 2.34%

Mutual Funds / ETFs / ETNs
Description	Objective	Type	Ticker	Expense Ratio*
Navigator Equity Hedged - I	The Fund employs a continuous strategic hedge utilizing an allocation to volatility in an effort to minimize volatility and systematic risk. The Fund’s primary benchmark is the MSCI World index. The Fund’s secondary benchmark is the S&P 500 index.	Mutual Fund	NAVAX (Class A shares) NAVIX (Class I shares) NAVCX (Class C shares)	1.31% 1.06% 2.06%
Powershares S&P 500 Low Volatility Portfolio	The PowerShares S&P 500 Low Volatility portfolio is based on the S&P 500 Low Volatility Index. The Index is compiled, maintained and calculated by Standard & Poor’s and consists of the 100 stocks from the S&P 500 Index with the lowest realized volatility over the past 12 months.	ETF	SPLV	0.25%
Powershares S&P Downside HDGD	The fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. Notes from index: S&P VEQTOR - The volatility strategy allocates dynamically between S&P 500 and short term VIX based on both a realized and implied volatility trend. The idea here is to allocate to volatility in cases of extreme market shocks. The strategy maintains exposure primarily to equities in other times.	ETF	PHDG	0.39%
Schooner Fund	The Fund implements an actively managed single name covered call strategy against a diversified large cap equity portfolio. The Fund also selectively purchases convertible securities and index puts and spreads in an attempt to help reduce risk. The Fund seeks to capture a substantial portion of the long-term total return potential of equities, while aiming to limit portfolio volatility and downside risk.	Mutual Fund	SCNAX (Class A shares) SCNIX (Class I shares)	1.84% 1.59%
SPDR Russell 1000 Low Volatility ETF	The SPDR Russell 1000® Low Volatility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of the U.S. large capitalization low volatility market.	ETF	LGLV	0.20%
VelocityShares Equal Weighted Large Cap	The VelocityShares® Equal Risk Weighted Large Cap ETF (exchange traded fund) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index. The Index employs a proprietary methodology to measure a stock’s risk and then weights the exposure to each stock in the Index such that the expected risk contribution of each stock in the Index is equal.	ETF	ERW	0.65%
VelocityShares Tail Risk Hedged Large Cap ETF	The VelocityShares Tail Risk Hedged Large Cap Index (underlying index) reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge tail risk in the S&P 500. The exposures in the index are rebalanced back to their 85% and 15% target weights at the end of each month. The volatility component of the index reflects both long and inverse exposure to short-term VIX futures. The volatility strategy targets a net long volatility exposure, though market movement in VIX futures will result in differing allocations on any given day, including the potential for a net long or net short exposure.	ETF	TRSK	0.71%
VelocityShares Volatility Hedged Large Cap ETF	The VelocityShares Volatility Hedged Large Cap Index (underlying index) reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge volatility risk in the S&P 500. The exposures in the index are rebalanced back to their 85% and 15% target weights at the end of each month. The volatility component of the index reflects both long and inverse exposure to short term VIX futures. The volatility strategy targets a net neutral exposure, though market movement in VI X futures will result in differing allocations on any given day, including the potential for a net long or net short exposure.	ETF	SPXH	0.71%
Virtus Premium AlphaSector	The Virtus Premium AlphaSector™ Fund seeks to meet the real needs of individual investors by seeking to provide risk controls in down markets and enhanced alpha in up markets.	Mutual Fund	VAPAX (Class A shares) VAPCX (Class C shares) VAPIX (Class I shares)	1.64% 2.38% 1.39%

Mutual Funds / ETFs / ETNs
Description	Links	Major Risks
ALP/GS Risk-Adjusted Return	http://www.alpsgsetfs.com/documents/pdfs/ alpsgsetfs-pro-20130331.pdf	Passive Strategy/Index, Non-Correlation, Market Trading, Concentration, Market Volatility, Risk-Parity, Volatility, Methodology, I/B/E/S
AQR Risk Parity fund	http://hosted.rightprospectus.com/AQRFunds /Fund.aspx?cu=00203H826&dt=SP	CFTC Regulation, Commodities ,Counterparty , Credit Default Swap Agreements, Credit, Currency, Derivatives, Emerging Market, Foreign Investments, Forward and Futures Contract, Hedging Transactions, High Portfolio Turnover, Interest Rate, Investment in Other Investment Companies, Leverage, Manager, Market, Mid Cap Securities, Model and Data, Momentum Style, Mortgage-Backed Securities, Reverse Repurchase Agreement, Short Sale, Sovereign Debt, Subsidiary, Swap Agreement, Tax, TIPS and Inflation-Linked Bonds, US Government Securities, Value Style, Volatility
Armour Tactical Flex	http://armourfunds.com/wp- content/uploads/2013/09/ArmourWealth- Tactical-Flex-Fund-ARMFX-Prospectus-Final- 20121210.pdf	General Market Risk, Other Investment Company Risk/ETF and Index Mutual Fund Risk, Inverse Correlation Risk, Commodity Risk, RIC Qualification Risk, Risks of Exchange Traded Notes, Foreign Securities Risk, Emerging Markets Risk, Fixed Income Securities Risk, Small Company Risk, Sector Risk, Cash Investments Risk, Portfolio Turnover, New Fund Risk, Management Risks
Aspiriant Risk- Managed Global Equity Advisor	http://www.aspiriantfunds.com/wp- content/uploads/2013/06/20130319-Aspiriant- Global-Equity-Trust-Prospectus-Final.pdf	Equity Market Risk, Small-and Mid-Cap Company Risk, Foreign Securities and Currencies Risk, Emerging Markets Risk, Derivatives Risk, Illiquid Investments, Leverage Risk, Models and Data Risk, Tax-Managed Investment Risk, Value Investment Risk
Barclays ETN+ S&P Veqtor ETNs	https://barxis.barcap.com/US/7/en/details.ap p?instrumentId=73025	You May Lose Some or All of Your Principal, Credit of Barclays Bank PLC, Automatic Redemption, Market and Volatility, Dynamic Allocation, Dynamic Allocation and Strategy, Leverage, A Trading Market for the ETNs May Not Develop, No Interest Payment from the ETNs, Restriction on the Minimum Number of ETNs and Date Restrictions for Redemption, The Payment of the ATMP ETNs is Linked to the VWAP Level, Not to the Closing Level of the Index and Not to the Published Intraday Indicative Value of the ETNs, No Guaranteed Coupon Payments, Tax Treatment
BlackRock Managed Volatility Inverse I	https://www2.blackrock.com/webcore/litServ ice/search/getDocumentFromSymbol.seam?s ym=PCBAX&Source=RegIndex&Venue=PUB_I ND&doctype=26	Affiliated Fund, Allocation, Investments in ETFs and Other Mutual Funds, Cash Transaction, Passive Investment, Representative Sampling, Shares of and ETF may trade at Prices other than Net Asset Value, Tracking Error, Realized Debt Obligations, Concentration, Convertible Securities, Corporate Loans, Counterparty, Credit, Debt Securities, Derivatives, Distressed Securities, Dollar Rolls, Emerging Markets, Equity Securities, Extension, Foreign Securities, High Portfolio Turnover, Indexed and Inverse Securities, Inflation Indexed Bonds, Interest Rate, Junk Bonds, Leverage, Market and Selection, Mid-Cap Securities, Mortgage and Asset-Backed Securities, Municipal Securities, Preferred Securities, Prepayment, Real Estate Related Securities, REIT Investment, Repurchase Agreements and Purchase and Sale Contracts, Reverse Repurchase Agreements, Loan Assignments and Participations, Second Lien Loans, Senior Loans, Small Cap and Emerging Growth Securities, Sovereign Debt, Structured Notes, Structured Products, Supranational Entities, Tender Option Bonds and Related Securities, U.S. Government Mortgage-Related Securities, US Government Obligations, Variable and Floating Rate Instrument, Warrants, Zero Coupon Securities

Mutual Funds / ETFs / ETNs
Description	Links	Major Risks
CMG Global Equity - A	http://quote.morningstar.com/fund- filing/Prospectus/ 2013/8/28/t.aspx?t=GEFAX& ft=497&d=c1a648c66748ddf59992b30c54462d42	Derivatives Risk, Non-Diversification Risk, Issuer-Specific Risk, Leveraging Risk, Management Style Risk, Limited History of Operations Risk, Hedging Risk, Short Position Risk, Foreign Investment Risk, Foreign Exposure Risk, Foreign Emerging Market Risk, Smaller Company Risk
DIREXION S&P 500 Dynamic Rebalancing Risk Control Volatility Response Shares	http://hosted.rightprospectus.com/DirexionS hares/Fund.aspx?cu=25459Y728&dt=SP	Adverse Market Conditions, Adviser’s Investment Strategy, Counterparty, Credit, Debt Instrument, Derivatives (Futures and Forward Contracts, Options, Swap Agreements), Early Close/Trading Halt, Equity Securities, High Portfolio Turnover, High Volatility in Rising Markets, Interest Rate, Market, Non-Diversification, Regulatory, Investing in Other Investment Companies, Tax and Distribution, Tracking Error, Volatility Response Lag
Eaton Vance Risk-Managed Diversified Equity Income Fund	http://quote.morningstar.com/cef- filing/Prospectus/2010/7/31/ t.aspx?t=ETJ&ft= N-2&d=aed159001b45f9261c989f02243352d9	Discount from or Premium to NAV, Secondary Market for Common Shares, Investment, Issuer, Limitations on Equity Market Risk Management Strategy, Risk of Selling Index Call Options, Risks of Selling Put Options on Individual Stocks, Options Risks Generally, OTC Options, Tax Distribution, Investing in Mid-Cap Companies, Foreign Security, Emerging Market Securities, Interest Rate Derivatives , Liquidity , Inflation, Portfolio Turnover, Financial Leverage, Management, Market Disruption, Limited Diversification, Anti-Takeover Provisions
EATON VANCE Risk-Managed Equity Option Fund	http://funds.eatonvance.com/Risk- Managed- Equity-Option-Fund-EROIX.php	Equity Investing, Derivatives, ETF, Foreign and Emerging Market Investment, Tax Managed Investing, Risks Associated with Active Management, General Fund Investing
Giralda Fund	http://quote.morningstar.com/fund- filing/Prospectus/2013/10/28/t.aspx?t=GDAM X&ft=497&d=7541ce75e83c6633e8da64a7a784 e7a6	Commodity, Derivatives, Emerging Market, ETF and Mutual Fund, Foreign Investment, Operations, Market, Non-Diversification, REIT, Small and Medium Capitalization Stock, Structured Notes, Turnover
Good Harbor US Tactical Core	http://ghf-funds.com/wp- content/uploads/2013/06/ Fund_Final- Prospectus-Good-Harbor.pdf	Correlation Risk, Credit Risk, Derivative Risk, ETF and Mutual Fund Risk, Exchange-Traded Notes Risk, Fixed Income Risk, Leverage Risk, Leveraged ETF Risk, Limited History of Operations, Management Risk, Market Risk, Non-Diversification Risk, Small and Medium Capitalization Stock Risk, Structured Note Risk, Turnover Risk, U.S. Government Securities Risk
Granite Harbor Tactical	http://quote.morningstar.com/fund- filing/Prospectus/2013/10/28/t.aspx?t=GHTFX &ft=497&d=faf75dca7162db7895ae3a8b581248 9a	Convertible Securities Risk, Credit Risk, Derivatives Risk, Emerging Markets Risk, Fixed Income Risk, Foreign Currency Risk, Foreign Investment Risk, High Yield Risk, Leverage Risk, Management Risk, Non- Diversification Risk, Portfolio Turnover Risk, REIT Risk, Short Position and Inverse (Hedging) Risk, Small and Medium Capitalization Risk, Underlying Funds Risk
Huntington US Equity Rotation	http://www.huntingtonstrategyshares.com/ft p/ prospectus/Huntington_Strategy_Shares_Prospectus.pdf	Active Trading, Equity Securities, ETF, Government Intervention and Extreme Volatility, Large-Cap Stock, Market, Market Price Variance, Mid/Small-Cap Stock, Sector
ICON Risk-Managed Equity -Z	http://pe.newriver.com/summary.asp?doctyp e=spro&clientid=iconll&fundid=44929K739	Correlation, Options, Limited Gains, Lack of Liquidity for the Option, Lack of Liquidity for the Security, Tax Consequences, Industry and Concentration, Bond, High-Yield, Small and Mid-Size Company, Foreign Investment, Stock Market, Segregated Account
Ironclad Managed Risk	http://www.ironcladfunds.com/Ironclad%20 Managed%20Risk%20Fund%20-%20Summary.pdf	Equity Markets, Foreign Securities, Options, Credit, Interest Rate, Rating
iShares MSCI USA Min Volatility	http://prospectus- express.newriver.com/summary.asp?clientid =isharesll&fundid=46429B697&doctype=pros	Asset Class, Concentration, Consumer Staple Sector, Equity Securities, Healthcare Sector, Index-Related , Information Technology Sector, Issuer, Management, Market, Market Trading, Mid-Capitalization Companies, Non-Diversification, North American Economic, Passive Investment, Securities Lending, Tracking Error, Volatility, Consumer Discretionary Sector, Energy Sector, Financial Sector, Industrials Sector, Telecommunications Sector, Utilities Sector
KCM Macro Trends Fund	http://docs.kernscapital.com/KCM_MacroTren dsFundProspectus.pdf	Derivatives Risk, ETF Risk, Foreign Risk, Issuer-Specific Risk, Market Risk, Portfolio Turnover Risk, Short Selling Risk, Small-and Medium-Size Company Risk
Navigator Equity Hedged - I	http://quote.morningstar.com/fund- filing/Prospectus/2013/1/29/t.aspx?t=NAVAX &ft=497&d=af311c3e5170f6748876c694182913c b	Emerging Market, ETF, Foreign Investment, Foreign Currency, Leveraging, Market, Put Option, Small and Medium Capitalization Stock, Turnover Risk
Powershares S&P 500 Low Volatility Portfolio	http://www.invescopowershares.com/pdf/P- SPLV-SUMPRO-1.pdf	Equity, Industry Concentration, Market Trading, Non-Correlation, Index, Non-Diversified Fund, Issuer-Specific Changes
Powershares S&P Downside HDGD	http://quote.morningstar.com/etf- filing/Prospectus/2013/3/1/t.aspx?t=PHDG&ft =485BPOS&d=da3cf9a2268132e888b4db57cecb 8aa4	Equity Risk, VIX Index Risk, Futures Contract Risk, Risk of Investing in ETFs, Risk of Investing in ETNs, Tail Risk, Cash Transaction Risk, Volatility Risk, Market Risk, Market Trading Risk, Non-Diversified Fund Risk, Issuer-Specific Changes
Schooner Fund	http://quote.morningstar.com/fund- filing/Prospectus/2013/9/20/t.aspx?t=SCNAX &ft=485BPOS&d=494bd5bb083c350bdd96e920 473b3ece	General Market, Large-Cap Company, Convertible Securities, Options and Futures, Tax, Debt Securities, Below-Investment Grade Debt Securities, Interest Rate, Call, Prepayment and Extension, Credit, High Portfolio Turnover
SPDR Russell 1000 Low Volatility ETF	https://www.spdrs.com/library- content/public/SPDR_SERIES%20TRUST_EQUIT Y_PROSPECTUS.pdf	Passive Strategy/Index Risk, Index Tracking Risk, Index Construction Risk, Equity Investing Risk, Large Cap Risk, Low Volatility Risk, Unconstrained Sector Risk, Turnover Risk, Non-Diversification Risk
VelocityShares Equal Weighted Large Cap	http://www.velocitysharesetfs.com/files/fun dfile/VelocityShares_ERW_Statutory_Prospectus_Oct13.pdf	Concentration Risk, Early Close/Trading Halt Risk, Index Tracking Risk, Large-Capitalization Risk, Management Risk, Market Risk, Methodology Risk, Fixed Algorithmic Model Parameters, Optimization Model Precision, Rebalancing Frequency Limitations, Non- diversification Risk, Passive Investment Risk, Tax Risk, Trading Issues
VelocityShares Tail Risk Hedged Large Cap ETF	http://www.velocitysharesetfs.com/files/fun dfile/ALPS-VelocityShares-Pro-41613- FINAL_1.pdf	Fund of Funds Risk, Underlying Index ETFs Risk, Market Risk, Stock Market Risk, Equity Investing Risk, Investment Style Risk, Swap Risk, Compounding Risk, Non-Correlation Risk, Non-Diversified Fund Risk, Risk of Leveraged and Inverse Investment, Liquidity Risk, Cash Redemption Risk, Fluctuation of Net Asset Value
VelocityShares Volatility Hedged Large Cap ETF	http://www.velocitysharesetfs.com/files/ fun dfile/ALPS-VelocityShares-Pro-41613- FINAL_1.pdf	Fund of Funds Risk, Underlying Index ETFs Risk, Market Risk, Stock Market Risk, Equity Investing Risk, Investment Style Risk, Swap Risk, Compounding Risk, Non-Correlation Risk, Non-Diversified Fund Risk, Risk of Leveraged and Inverse Investment, Liquidity Risk, Cash Redemption Risk, Fluctuation of Net Asset Value
Virtus Premium AlphaSector	https://www.virtus.com/vsitemanager/Uploa d/Docs/8434_PremiumAlphaSectorSummary.pdf	Correlation and Index, Equity Securities, Exchange Traded Funds, Fund of Funds, Market Volatility, Model Portfolio, Portfolio Turnover, Sector Focused Investing, U.S. Government Securities

0426-NLD-1/29/2014

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 98.6%
	EQUITY FUNDS - 98.6%
488,300	Consumer Discretionary Select Sector SPDR Fund	$32,633,089
693,100	Consumer Staples Select Sector SPDR Fund	29,789,438
337,500	Energy Select Sector SPDR Fund	29,872,125
1,984,300	Financial Select Sector SPDR Fund	43,376,798
586,100	Health Care Select Sector SPDR Fund	32,493,384
572,350	Industrial Select Sector SPDR Fund	29,911,011
508,400	iShares US Technology ETF	44,952,728
295,300	Materials Select Sector SPDR Fund	13,648,766
213,450	Utilities Select Sector SPDR Fund	8,104,696
	TOTAL EXCHANGE TRADED FUNDS (Cost - $205,488,372)	264,782,035

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
3,935,066	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.06% +	3,935,066
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,935,066)

	TOTAL INVESTMENTS (Cost - $209,423,438) (a) - 100.1%	$268,717,101
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(302,403)
	NET ASSETS - 100.0%	$268,414,698

+	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $211,920,538 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$56,796,563
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$56,796,563

TOTAL RETURN SWAP CONTRACTS:	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)(1)

Index swap on BofAML US Dynamic Long Volatility Strategy Index - to receive Total Return vs. Fee (1.0%(Days/360))	Bank of America	$20,000,000	2/27/2014	$75
Index swap on Shiller Barclays CAPE US Sector Market Hedged ER USD Index - to receive Total Return vs. Fee (1%(Days/365))	Barclays	8,750,000	5/21/2014	(63,285)
Index swap on Barclays US Q-MA Excess Return Index - to receive Total Return vs. Fee (0%(Days/365))	Barclays	8,750,000	5/21/2014	24,478
Index swap on Barclays Cross Asset Trend Index - Equity Volatility Excess Return - to receive Total Return vs. Fee (0.5%(Days/365))	Barclays	2,500,000	5/21/2014	(22,912)
Index swap on Barclays Capital ASTRO Variable US Excess Return Index- to receive Total Return vs. Fee (0%(Days/365))	Barclays	10,000,000	5/21/2014	(33,606)
Index swap on Barclays ASTRO US Variable Excess Return- to receive Total Return vs. Fee (0%(Days/365))	Barclays	10,000,000	5/21/2014	(53,361)
Index swap on SGI Vol Select Index - to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	35,000,000	9/30/2014	1,495,655

Net unrealized appreciation on swap contracts:				$1,347,044

(1)	Amount subject to equity contracts risk exposure at December 31, 2013.

The accompanying notes are an integral part of these financial statements.

8

The Giralda Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2013

Assets:
Investments in Securities at Market Value (identified cost $209,423,438)	$268,717,101
Cash held as Collateral	909
Dividends and Interest Receivable	105
Unrealized Appreciation on Swap Contracts	1,347,044
Prepaid Expenses and Other Assets	18,434
Total Assets	270,083,593

Liabilities:
Payable for Securities Purchased	1,493,057
Payable for Securities Purchased - Swaps	58,139
Payable for Fund Shares Redeemed	29,682
Accrued Advisory Fees	8,157
Payables to Other Affiliates	31,815
Accrued Interest Payable - Swaps	31,603
Accrued Expenses and Other Liabilities	16,442
Total Liabilities	1,668,895

Net Assets	$268,414,698

Composition of Net Assets:
At December 31, 2013, Net Assets consisted of:
Paid-in-Capital	$213,983,443
Accumulated Net Investment Income	264,254
Accumulated Net Realized Gain (Loss) From Investments, Option Contracts and Swap Contracts	(6,473,706)
Net Unrealized Appreciation (Depreciation) on Investments, Option Contracts and Swap Contracts	60,640,707
Net Assets	$268,414,698

Net Asset Value Per Share
Manager Shares
Net Assets	$258,958,036
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	21,149,954
Net Asset Value, Offering Price and Redemption Price per Share ($258,958,036/21,149,954 shares outstanding)	$12.24

Class I Shares
Net Assets	$9,456,662
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	791,688
Net Asset Value, Offering Price and Redemption Price per Share ($9,456,662/791,688 shares outstanding)	$11.94

The accompanying notes are an integral part of these financial statements.

9

The Giralda Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2013

Investment Income:
Dividend Income	$2,360,338
Interest Income	120
Total Investment Income	2,360,458

Expenses:
Investment Advisory Fees	1,283,553
Administration Fees	104,639
Fund Accounting Fees	31,991
Registration and Filing Fees	22,685
Transfer Agent Fees	21,173
Custody Fees	18,648
Chief Compliance Officer Fees	9,075
Audit Fees	7,814
Printing Expense	7,562
Insurance Expense	6,050
Legal Fees	6,042
Trustees’ Fees	4,033
Miscellaneous Expenses	2,521
Total Expenses	1,525,786
Less: Investment Advisory Fees Waived - Manager Class	(1,234,459)
Net Expenses	291,327
Net Investment Income	2,069,131

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	7,314,306
Swap Contracts	(315,396)
Options	(274,112)
6,724,798
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,479,210
Swap Contracts	881,742
29,360,952

Net Realized and Unrealized Gain on Investments	36,085,750

Net Increase in Net Assets Resulting From Operations	$38,154,881

The accompanying notes are an integral part of these financial statements.

10

The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	December 31, 2013	June 30, 2013
Operations:	(Unaudited)
Net Investment Income	$2,069,131	$4,200,405
Net Realized Gain on Investments, Swaps, and Options Purchased	6,724,798	1,512,265
Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps and Options Purchased	29,360,952	21,847,793
Net Increase in Net Assets
Resulting From Operations	38,154,881	27,560,463

Distributions to Shareholders From:
Net Investment Income:
Manager Class ($0.00 and $0.00** per share, respectively)	—	(89,778)
Class I Shares ($0.00 and $0.00** per share, respectively)	—	(2,552)
Total Distributions to Shareholders	—	(92,330)

Capital Share Transactions:
Manager Class
Proceeds from Shares Issued	8,679,100	20,233,988
Distributions Reinvested	—	89,777
Cost of Shares Redeemed	(18,012,279)	(26,234,484)
Redemption Fees	372	321
	(9,332,807)	(5,910,398)

Class I
Proceeds from Shares Issued	579,539	8,339,408
Distributions Reinvested	—	2,035
Cost of Shares Redeemed	(1,810,898)	(3,179,447)
Redemption Fees	15	9
	(1,231,344)	5,162,005

Net Decrease from Capital Share Transactions	(10,564,151)	(748,393)

Total Net Increase in Net Assets	27,590,730	26,719,740

Net Assets:
Beginning of Period	240,823,968	214,104,228

End of Period (including accumulated net investment gain (loss) of $264,254 and $(1,804,877)	$268,414,698	$240,823,968

**	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

11

The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the six months	For the year
	ended	ended
	December 31, 2013	June 30, 2013
	(Unaudited)
SHARE ACTIVITY
Manager Class
Shares Sold	763,807	2,080,287
Shares Reinvested	—	9,460
Shares Redeemed	(1,590,233)	(2,649,597)
Net decrease in shares of beneficial interest outstanding	(826,426)	(559,850)

Class I
Shares Sold	52,976	860,148
Shares Reinvested	—	218
Shares Redeemed	(159,449)	(331,563)
Net increase (decrease) in shares of beneficial interest outstanding	(106,473)	528,803

The accompanying notes are an integral part of these financial statements.

12

The Giralda Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Manager Class
	For the six months		For the year		For the Period
	ended		ended		Ended
	December 31, 2013		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.54		$9.35		$10.00
From Operations:
Net investment income (a)	0.09		0.18		0.11
Net gain (loss) from investments (both realized and unrealized)	1.61		1.01		(0.67)
Total from operations	1.70		1.19		(0.56)

Distributions to shareholders from net investment income	—		(0.00	) (g)	(0.09)
Total distributions	—		(0.00)		(0.09)

Paid in capital from redemption fees (g)	0.00		0.00		0.00

Net Asset Value, End of Period	$12.24		$10.54		$9.35

Total Return (b)	16.13	% (d)	12.77%		(5.53	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$258,958		$231,546		$210,684
Ratio of expenses to average net assets, before waiver (e)	1.19	% (c)	1.18%		1.25	% (c)
net of waiver (e)	0.19	% (c)	0.18%		0.25	% (c)
Ratio of net investment income to average net assets (e) (f)	1.65	% (c)	1.85%		1.24	% (c)
Portfolio turnover rate	18	% (d)	155%		571	%(d)

(1)	The Giralda Fund commenced operations on July 19, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

13

The Giralda Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class I
	For the six months		For the year		For the period
	ended		ended		ended
	December 31, 2013		June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.33		$9.26		$10.00
From Operations:
Net investment income (a)	0.03		0.11		0.01
Net gain (loss) from investments (both realized and unrealized)	1.58		0.96		(0.66)
Total from operations	1.61		1.07		(0.65)

Distributions to shareholders from net investment income	—		(0.00	) (g)	(0.09)
Total distributions	—		(0.00)		(0.09)

Paid in capital from redemption fees (g)	0.00		0.00		0.00

Net Asset Value, End of Period	$11.94		$10.33		$9.26

Total Return (b)	15.59	% (d)	11.60%		(6.43	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,457		$9,278		$3,420
Ratio of expenses to average net assets, before waiver (e)	1.19	% (c)	1.18%		1.25	% (c)
net of waiver (e)	1.19	% (c)	1.18%		1.25	% (c)
Ratio of net investment income to average net assets (e) (f)	0.62	% (c)	1.07%		0.09	% (c)
Portfolio turnover rate	18	% (d)	155%		571	%(d)

(1)	The Giralda Fund commenced operations on July 19, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

14

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

1.	Organization

The Giralda Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers three classes of shares designated as Manager Class, Class I and Class A. Each class represents an interest in the same assets of the Fund and classes are identical. The primary investment objective of the Fund is capital appreciation. Class A has not commenced operations. The Fund commenced operations on July 19, 2011.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Total Return Swaps are valued based on a price received from the underlying financial institution where the swap is being held.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

15

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets measured at fair value:

16

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$264,782,035	$—	$—	$264,782,035
Open Swap Contracts	—	1,347,044	—	1,347,044
Short-Term Investments	3,935,066	—	—	3,935,066
Total	$268,717,101	$1,347,044	$—	$270,064,145

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Portfolio of Investments for Industry Classification.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing its respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. For the six months ended December 31, 2013, the net change in unrealized appreciation on the swap contracts was $881,742.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund maintains a cash balance as collateral to secure its obligations under the swaps. The amounts posted as collateral for each broker were as follows, for Societe General, $1,340,000 was posted to the Fund in cash and for Bank of America and Barclays no cash collateral was required at December 31, 2013. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended December 31, 2013, the Fund had net realized loss of $(315,396), resulting from swap activity.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

17

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

The Fund did not have any open option positions as of December 31, 2013.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of December 31, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets –

The Fund’s policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative.  During the six months ended December 31, 2013, the Fund was subject to master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2013.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Swap contracts	$1,520,208	$(173,164)	$1,347,044	$—	$1,347,044	$—
Total	$1,520,208	$(173,164)	$1,347,044	$—	$1,347,044	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Swap contracts	$173,164	$(173,164)	$—	$—	$—	$—
Total	$173,164	$(173,164)	$—	$—	$—	$—

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund did not have withholding taxes on foreign dividends for the six months ended December 31, 2013.

18

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust. The Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended June 30, 2013, related to uncertain tax positions taken on the returns filed for the open tax year 2012, or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	Advisory Fee and Other Related Party Transactions

Advisory Fees - Pursuant to the Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by Giralda Advisors, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended December 31, 2013, the Adviser earned advisory fees of $1,283,553, of which $1,234,459 were waived.

The Fund was previously managed by Brinton Eaton Associates, Inc. (“Brinton Eaton”). In fourth quarter 2012, a change of control resulted when Brinton Eaton contributed a portion of its assets to the Adviser, and Montage Investments (“MI”) then purchased a controlling interest in the Adviser. This change of control did not result in any changes in the investment advisory management personnel, operation or organization, nor did it result in any changes to the Fund’s advisory fee or fee waiver in place prior to the change of control and the new Advisory Agreement was approved by the Board of Trustees and the Fund’s shareholders.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2014, so that the total annual operating expenses of the Fund do not exceed 0.30% and 1.30% of the average daily net assets of Manager Class and Class I shares, respectively (the “Waiver Agreement”). In addition to the Waiver Agreement, the Adviser has contractually agreed to waive its management fee for services rendered to the Manager Class at least until October 31, 2014.

19

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived, except the advisory fee waiver for the Manager Class may not be recouped. As of December 31, 2013, there were no contractually waived fees or expense reimbursements subject to recapture.

Pursuant to a separate servicing agreement with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2013, amounted to $45,570,429 and $52,429,865, respectively.

The number of option contracts written and the premiums received by the Fund during the six months ended December 31, 2013, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	7,450	660,244
Options closed	(7,450)	(660,244)
Options outstanding, end of period	—	$—

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2013, the Fund assessed $387 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$92,330	$2,099,099
Long-Term Capital Gain	—	—
	$92,330	$2,099,099
20

The Giralda Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2013

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,339,575)	$(11,166,706)	$28,782,655	$16,276,374

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,339,575.

At June 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Year-Generated	Short-term	Long-term	Total	Expiration
6/30/2012	$11,166,706	$—	$11,166,706	Non-expiration

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and adjustment for swaps resulted in reclassification for the period ended June 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary Income	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$(5,555,622)	$7,187,286	$(1,631,664)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

21

The Giralda Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2013 through December 31, 2013.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/13)	Ending Account Value (12/31/13)	Expense Ratio	Expenses Paid During the Period* (7/1/13 to 12/31/13)
Actual
Manager Class	$1,000.00	$1,161.30	0.19%	$1.04
Class I	$1,000.00	$1,155.90	1.19%	$6.47
Hypothetical (5% return before expenses)
Manager Class	$1,000.00	$1,024.25	0.19%	$0.97
Class I	$1,000.00	$1,019.21	1.19%	$6.06

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2013).

PORTFOLIO COMPOSITION** (Unaudited)

Exchange Traded Funds	98.5%
Short-Term Investments	1.5%
100.0%

**	Based on Portfolio Market Value as of December 31, 2013.

22

The Giralda Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2013

PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

23

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
24

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
25

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent year ending June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-GIRALDA or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-GIRALDA.

Investment Adviser

Giralda Advisors, LLC
One Giralda Farms,
Suite 130
Madison, NJ 07940

Administrator

Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/12/14